Revenue from Contracts with Customers - Summary of Revenue Disaggregation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 4,197.2	$ 3,771.1	$ 5,462.6
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,168.2	2,532.5	3,345.6
Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	37.8	76.0	76.4
Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	209.6	161.6	377.0
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	478.6	383.0	603.3
Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,116.7	544.0	923.7
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	186.3	74.0	136.6
Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,316.4	1,114.4	2,234.4
Defense and Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	594.4	653.9	576.3
Executive Jets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,130.1	1,071.5	1,397.0
Service and support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,132.2	920.0	1,245.7
All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	24.1	11.3	9.2
Aircraft [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	2,578.2	2,366.2	3,592.3
Aircraft [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,525.3	1,962.7	2,549.0
Aircraft [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	4.1	49.7	21.3
Aircraft [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	102.8	77.1	272.0
Aircraft [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	79.5	6.9	59.1
Aircraft [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	731.2	237.7	614.3
Aircraft [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	135.3	32.1	76.6
Aircraft [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,313.2	1,103.7	2,184.7
Aircraft [member] | Defense and Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	148.8	239.5	89.9
Aircraft [member] | Executive Jets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1,098.7	1,015.3	1,311.9
Aircraft [member] | Service and support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.2
Aircraft [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	17.5	7.7	5.6
Long-term contracts (Defense BU) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	320.6	296.9	399.1
Long-term contracts (Defense BU) [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.1
Long-term contracts (Defense BU) [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.3	1.3
Long-term contracts (Defense BU) [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.1	2.1
Long-term contracts (Defense BU) [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	202.4	230.9	378.8
Long-term contracts (Defense BU) [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	117.5	64.9	13.5
Long-term contracts (Defense BU) [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.7	0.7	3.3
Long-term contracts (Defense BU) [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Long-term contracts (Defense BU) [member] | Defense and Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	320.6	296.9	397.9
Long-term contracts (Defense BU) [member] | Executive Jets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Long-term contracts (Defense BU) [member] | Service and support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	1.2
Long-term contracts (Defense BU) [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	67.9	92.8	151.5
Others [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	30.2	61.0	98.6
Others [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.4	0.4	19.2
Others [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3.7	8.6	5.7
Others [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	22.9	13.3	8.6
Others [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	9.8	5.0	12.5
Others [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.9	4.5	6.9
Others [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	3.2	10.7	49.7
Others [member] | Defense and Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	23.2	19.9	16.0
Others [member] | Executive Jets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	31.4	56.2	85.1
Others [member] | Service and support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	8.7	4.9	0.7
Others [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	1.4	1.1	0.0
Service [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	883.5	786.4	882.8
Service [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	417.8	385.6	437.5
Service [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	20.9	22.4	26.6
Service [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	72.9	56.4	72.6
Service [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	129.7	91.9	101.3
Service [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	203.3	198.7	205.1
Service [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	38.9	31.4	39.7
Service [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Service [member] | Defense and Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	87.9	73.7	65.2
Service [member] | Executive Jets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Service [member] | Service and support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	795.6	712.7	817.5
Service [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.1
Spare Parts [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	347.0	228.8	436.9
Spare Parts [member] | North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	194.9	123.2	260.4
Spare Parts [member] | Latin America, except Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	12.4	3.2	8.0
Spare Parts [member] | Asia Pacific [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	30.2	19.4	24.6
Spare Parts [member] | Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	44.1	40.0	55.5
Spare Parts [member] | Europe [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	54.9	37.7	78.3
Spare Parts [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	10.5	5.3	10.1
Spare Parts [member] | Commercial Aviation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Spare Parts [member] | Defense and Security [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	13.9	23.9	7.3
Spare Parts [member] | Executive Jets [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	0.0	0.0	0.0
Spare Parts [member] | Service and support [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	327.9	202.4	426.1
Spare Parts [member] | All Other Segments [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
REVENUE	$ 5.2	$ 2.5	$ 3.5